Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets	As of December 31, 2025 and 2024 intangible assets are detailed as follows:
	Useful Life		Average remaining amortization period		Gross balance		Accumulated Amortization		Net balance
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Other Intangible Assets:
Goodwill	—	—	—	—	16,714	16,714	—	—	16,714	16,714
Intangible assets arising from business combinations	—	—	—	—	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	4	4	433,569	379,572	(258,991)	(221,016)	174,578	158,556
Total					506,532	452,535	(298,544)	(260,569)	207,988	191,966

Schedule of Changes in Intangible Assets	Changes in intangible assets during the year 2025 and 2024 are as follows:
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2025	16,714	56,249	379,572	452,535
Acquisitions	—	—	58,597	58,597
Disposals/write-downs	—	—	(9,474)	(9,474)
Transfers	—	—	5,567	5,567
Impairment (*)	—	—	(693)	(693)
Total	16,714	56,249	433,569	506,532

Accumulated Amortization
Balance as of January 1, 2025	—	(39,553)	(221,016)	(260,569)
Amortization for the year (**)	—	—	(41,453)	(41,453)
Disposals/write-downs	—	—	8,304	8,304
Transfers	—	—	(5,055)	(5,055)
Impairment (*)	—	—	229	229
Total	—	(39,553)	(258,991)	(298,544)
Balance as of December 31, 2025	16,714	16,696	174,578	207,988

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2024	16,714	56,249	322,174	395,137
Acquisitions	—	—	57,617	57,617
Disposals/write-downs	—	—	(219)	(219)
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	16,714	56,249	379,572	452,535

Accumulated Amortization
Balance as of January 1, 2024	—	(39,553)	(184,970)	(224,523)
Amortization for the year (**)	—	—	(36,265)	(36,265)
Disposals/write-downs	—	—	219	219
Reclassification	—	—	—	—
Impairment (*)	—	—	—	—
Total	—	(39,553)	(221,016)	(260,569)
Balance as of December 31, 2024	16,714	16,696	158,556	191,966

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
(*)	See Note No. 38 Impairment of non-financial assets.
(**)	See Note No. 37 Depreciation and Amortization.

Schedule of Goodwill Allocated to Individual Business Segments

Accordingly, for goodwill impairment testing purposes, goodwill acquired through business combinations has been allocated to four individual business segments, as follows:

Business Segments	2025	2024
	MCh$	MCh$
Retail Banking	5,928	5,928
Wholesale Banking	2,135	2,135
Treasury	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714